Document and Entity Information	6 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company